Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE STATE TAX-FREE FUNDS, INC.
Entity Central Index Key	0000795384
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000005542
Shareholder Report [Line Items]
Fund Name	New Jersey Tax-Free Bond Fund
Class Name	Investor Class
Trading Symbol	NJTFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Tax-Free Bond Fund - Investor Class	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and additional Federal Reserve rate cuts. Munis also benefited from higher coupon income, solid fundamentals, and strong demand, which helped offset headwinds from a second consecutive year of record bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the fund’s implied volatility positioning further boosted performance as realized volatility came in below implied levels. Additionally, the fund’s average overweight duration profile marginally contributed to performance over the period as yields declined across portions of the municipal yield curve.

  Conversely, positioning on the yield curve hampered relative performance. Specifically, underweights in the two- and five-year municipal bonds and overweights in longer maturities hurt results as the yield curve steepened. Security selection in the revenue sector also detracted, largely due to selection decisions in the higher education, hospitals, and toll roads, bridges and tunnels sectors.

  The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and New Jersey State income taxes by investing primarily in investment-grade New Jersey municipal bonds. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to hospitals, lease/appropriation, and toll roads, bridges and tunnels bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
New Jersey Tax-Free Bond Fund (Investor Class)	4.50%	1.62%	2.48%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.43

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 379,442,000
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 1,130,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$379,442 Number of Portfolio Holdings226
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
New Jersey	86.2%
New York	5.9
Puerto Rico	5.6
Guam	0.3
Pennsylvania	0.3
Delaware	0.3
Other	1.4

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	18.6%
Education	15.6
Health Care	15.4
Housing	11.6
Leasing	11.3
General Obligations - Local	10.5
Special Tax	5.1
General Obligations - State	1.9
Industrial & Pollution Control	1.8
Other	8.2

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price New Jersey Tax-Free Bond Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price New Jersey Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000193181
Shareholder Report [Line Items]
Fund Name	New Jersey Tax-Free Bond Fund
Class Name	I Class
Trading Symbol	TRJIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Tax-Free Bond Fund - I Class	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and additional Federal Reserve rate cuts. Munis also benefited from higher coupon income, solid fundamentals, and strong demand, which helped offset headwinds from a second consecutive year of record bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the fund’s implied volatility positioning further boosted performance as realized volatility came in below implied levels. Additionally, the fund’s average overweight duration profile marginally contributed to performance over the period as yields declined across portions of the municipal yield curve.

  Conversely, positioning on the yield curve hampered relative performance. Specifically, underweights in the two- and five-year municipal bonds and overweights in longer maturities hurt results as the yield curve steepened. Security selection in the revenue sector also detracted, largely due to selection decisions in the higher education, hospitals, and toll roads, bridges and tunnels sectors.

  The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and New Jersey State income taxes by investing primarily in investment-grade New Jersey municipal bonds. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to hospitals, lease/appropriation, and toll roads, bridges and tunnels bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 7/6/17
New Jersey Tax-Free Bond Fund (I Class)	4.55%	1.74%	2.70%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.54

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Jul. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 379,442,000
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 1,130,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$379,442 Number of Portfolio Holdings226
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
New Jersey	86.2%
New York	5.9
Puerto Rico	5.6
Guam	0.3
Pennsylvania	0.3
Delaware	0.3
Other	1.4

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	18.6%
Education	15.6
Health Care	15.4
Housing	11.6
Leasing	11.3
General Obligations - Local	10.5
Special Tax	5.1
General Obligations - State	1.9
Industrial & Pollution Control	1.8
Other	8.2

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price New Jersey Tax-Free Bond Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price New Jersey Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless